Financial Highlights (Details) - Schedule of Finanacial Highlights (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Unit, Class A [Member]
Per share operating performance:
Net asset value of Trading units, beginning of period (in Dollars per share)	$ 71.25	$ 76.92	$ 91.32
Total Trading income (loss):
Trading gain (loss) (in Dollars per share)	$ 5.31	$ 1.37	$ (7.26)
Investment income (in Dollars per share)	$ 0.04	$ 0.20	$ 0.39
Expenses (in Dollars per share)	$ (9.11)	$ (7.24)	$ (7.53)
Trading income (loss) (in Dollars per share)	$ (3.76)	$ (5.67)	$ (14.40)
Net asset value of Trading units, end of period (in Dollars per share)	$ 67.49	$ 71.25	$ 76.92
Total return:
Total return before incentive fees	(3.28%)	(6.72%)	(15.66%)
Less incentive fee allocations	(1.99%)	(0.66%)	(0.11%)
Total return	(5.27%)	(7.38%)	(15.77%)
Ratios to average net assets:
Trading income (loss)	(9.26%)	(8.61%)	(17.28%)
Expenses:
Expenses, less incentive fees	(12.34%)	(9.30%)	(9.15%)
Incentive fees	(1.99%)	(0.66%)	(0.11%)
Total expenses	(14.33%)	(9.96%)	(9.26%)
Capital Unit, Class B [Member]
Per share operating performance:
Net asset value of Trading units, beginning of period (in Dollars per share)	$ 78.74	$ 83.34	$ 96.98
Total Trading income (loss):
Trading gain (loss) (in Dollars per share)	$ 6.08	$ 1.53	$ (7.78)
Investment income (in Dollars per share)	$ 0.04	$ 0.22	$ 0.42
Expenses (in Dollars per share)	$ (8.75)	$ (6.35)	$ (6.28)
Trading income (loss) (in Dollars per share)	$ (2.63)	$ (4.60)	$ (13.64)
Net asset value of Trading units, end of period (in Dollars per share)	$ 76.11	$ 78.74	$ 83.34
Total return:
Total return before incentive fees	(1.94%)	(4.79%)	(13.95%)
Less incentive fee allocations	(1.41%)	(0.73%)	(0.11%)
Total return	(3.35%)	(5.52%)	(14.06%)
Ratios to average net assets:
Trading income (loss)	(15.76%)	(5.78%)	(15.40%)
Expenses:
Expenses, less incentive fees	(10.67%)	(7.33%)	(7.19%)
Incentive fees	(1.41%)	(0.73%)	(0.11%)
Total expenses	(12.08%)	(8.06%)	(7.30%)